Fair Value Measurements - Schedule Of Fair Value Of Assets And Liabilities On Recurring Basis (Detail) - Fair Value, Recurring [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Wealth management products, Short-term investments	¥ 2,623,667	¥ 1,725,051
Wealth management products, Long-term time deposits and other investments	72,931	1,389,779
Available-for-sale debts securities, Long-term time deposits and other investments	11,500	640,645
Contingent consideration in relation to business combination, Accrued expenses and other current liabilities	43,000
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Wealth management products, Short-term investments	0	0
Wealth management products, Long-term time deposits and other investments	0	0
Available-for-sale debts securities, Long-term time deposits and other investments	0	0
Contingent consideration in relation to business combination, Accrued expenses and other current liabilities	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Wealth management products, Short-term investments	2,623,667	1,725,051
Wealth management products, Long-term time deposits and other investments	72,931	1,389,779
Available-for-sale debts securities, Long-term time deposits and other investments	0	0
Contingent consideration in relation to business combination, Accrued expenses and other current liabilities	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Wealth management products, Short-term investments	0	0
Wealth management products, Long-term time deposits and other investments	0	0
Available-for-sale debts securities, Long-term time deposits and other investments	11,500	¥ 640,645
Contingent consideration in relation to business combination, Accrued expenses and other current liabilities	¥ 43,000